2015 EQUITY INCENTIVE PLAN (Narrative) (Details) - shares					12 Months Ended
	Oct. 31, 2016	Aug. 04, 2016	Jan. 14, 2016	Dec. 15, 2015	Apr. 22, 2017	Nov. 04, 2016	Aug. 08, 2016	Aug. 01, 2016	Apr. 27, 2016	Apr. 22, 2016	Oct. 14, 2015	Oct. 08, 2015
2015 Stock Incentive Plan
Shares reserved for issuance (in Shares)												15,000,000
Number of shares of common stock authorized by the SEC for issuance pursuant to the 2015 Plan (in shares)									5,000,000		15,000,000
Number of shares of common stock issuable under the 2015 Plan (in Shares)	50,000,000	50,000,000	23,000,000	15,000,000				28,000,000		23,000,000
Increase in number of shares of common stock issuable under the 2015 Plan	75,000,000	50,000,000	28,000,000	23,000,000	28,000,000
Number of additional shares filed with the SEC under registration statement (in Shares)			8,000,000			25,000,000	22,000,000		5,000,000